Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments [Abstract]
Summary of fair value derivatives assumptions and methodology

	March 31,	Year Ended December 31,
	2013	2012	2011

Implied fair value of Company’s common stock	$0.83-36.00	$2.75-40.00	$2.75-40.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	109-112%	56.78-112%	56.78-112%
Exercise price	$5.00-500.00	$0.95-10.00	$0.95-10.00
Estimated life	1.5 years	1.75 years	1.5-4 years
Risk free interest rate (based on 1-year treasury rate)	0.0260 - 0.12%	0.0266-0.12%	0.06-0.12%

Summary of transactions related to derivative liability
Derivative liability at January 1, 2010	$459,897
Decrease in fair value of derivative liability,
recognized as other income	(421,340)
Derivative liability at December 31, 2011	$38,557
Fair value of derivative
at issuance, recognized as debt discount	$193,944
Decrease in fair value of derivative liability,
recognized as other income	(198,908)
Derivative liability at December 31, 2012	$33,593
Decrease in fair value of derivative liability,
recognized as other income	(15,629)
Derivative liability at March 31, 2013	$17,964